SHAREHOLDERS' EQUITY (Details)	1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 29, 2012 USD ($)	Mar. 31, 2012 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jul. 19, 2012	Jun. 30, 2012 ILS	Dec. 31, 2011	Dec. 31, 2011 ILS
SHAREHOLDERS' EQUITY [Abstract]
Reverse stock split ratio					4
Reverse stock split, nominal value per share						0.1
Reverse stock split, nominal value per share after split						0.4		0.4
Convertible Notes, amount converted	$ 230,000	$ 467
Convertible notes, shares issued	92,742	223,750
Bifurcated conversion feature allocated to equity	550,000	162
Convertible debt inducement expenses			108,000
Additional shares issued	39,407	56,541
Conversion price	$ 0.48	$ 0.48
Weighted average assumptions:
Risk free interest			1.00%	1.87%
Dividend yields			0.00%	0.00%
Volatility			127.00%	130.00%
Expected life (in years)			4	4
Stock options activity:
Options outstanding, beginning balance	1,841	1,682	1,682
Options granted			201
Options canceled or forfeited			(33)
Options outstanding, ending balance			1,841
Weighted average exercise price, beginning balance	$ 2.34	$ 2.34	$ 2.34
Weighted average exercise price, options granted			$ 3.01
Weighted average exercise price, options exercised			$ 6.93
Weighted average exercise price, options cancelled or forfeited			$ 2.57
Weighted average exercise price, ending balance			$ 2.34
Weighted average contractual term of options outstanding			3.46				3.76	3.76
Aggregate intrinsic value of options, beginning of period
Aggregate intrinsic value of options granted
Aggregate intrinsic value of options exercised
Aggregate intrinsic value of options cancelled or forfeited
Aggregate intrinsic value, end of period
Options exercisable			1,146
Options exercisable, weighted average exercise price			$ 2.11
Options exercisable, weighted average remaining contractual term (in years)			2.46
Options exercisable, aggregate intrinsic value			3,890,000
Options vested and expected to vest			1,886
Options vested and expected to vest, weighted average exercise price			$ 2.36
Options vested and expected to vest, weighted average remaining contractual term (in years)			3.25
Options vested and expected to vest, aggregate intrinsic value			$ 5,725,000
Weighted average fair value of options granted			$ 3.01